                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERMEDIATE TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2007


RIVERSOURCE INTERMEDIATE TAX-
EXEMPT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME EXEMPT FROM FEDERAL
INCOME TAXES.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Investments in Securities...........     13

Financial Statements................     22

Notes to Financial Statements.......     25

Approval of Investment Management
   Services Agreement...............     40

Proxy Voting........................     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT MAY 31, 2007

FUND OBJECTIVE

RiverSource Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal income taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                                        35.7
AA bonds                                                                         29.2
A bonds                                                                             8
BBB bonds                                                                        22.9
Non-investment grade bonds                                                        4.2

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 3.8% of the bond portfolio assets were determined through internal analysis.

TOP TEN STATES

Percentage of portfolio assets

California                           15.3%
New York                             14.9%
Ohio                                  7.3%
Tennessee                             7.1%
New Jersey                            5.4%
Illinois                              5.4%
North Carolina                        4.2%
Michigan                              4.1%
Florida                               3.8%
Massachusetts                         3.6%

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT MAY 31, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
         X                 HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Rick LaCoff*                         15

* The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INFAX          11/13/96
Class B                     INFBX          11/13/96
Class C                        --          06/26/00
Total net assets                        $82.7 million
Number of holdings                              101
Effective maturity(1)                          11.8
Effective duration(2)                           5.3
Weighted average bond rating(3)                 AA-

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2007

                                  (BAR CHART)

RiverSource Intermediate Tax-Exempt Fund Class A
  (excluding sales charge)                              +0.05

Lehman Brothers 3-15 Year Blend Municipal Bond
  Index(1) (unmanaged)                                  +0.35

Lipper Intermediate Municipal Debt Funds Index(2)       +0.27

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.91%                        0.79%
Class B                                           1.67%                        1.55%
Class C                                           1.67%                        1.55%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                                                         SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEAR   5 YEAR   10 YEAR    INCEPTION
 Class A (inception 11/13/96)         +0.05%     +3.90%   +3.30%   +3.50%    +4.07%     +4.07%
 Class B (inception 11/13/96)         -0.14%     +3.11%   +2.52%   +2.72%    +3.29%     +3.29%
 Class C (inception 6/26/00)          -0.14%     +3.12%   +2.53%   +2.76%      N/A      +3.47%
 Class Y (inception 11/13/96)         +0.15%     +4.10%   +3.43%   +3.70%    +4.22%     +4.21%

WITH SALES CHARGE
 Class A (inception 11/13/96)         -4.71%     -1.03%   +1.63%   +2.50%    +3.57%     +3.59%
 Class B (inception 11/13/96)         -5.07%     -1.89%   +1.24%   +2.36%    +3.29%     +3.29%
 Class C (inception 6/26/00)          -1.12%     +2.12%   +2.53%   +2.76%      N/A      +3.47%

AT JUNE 30, 2007
                                                                                         SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEAR   5 YEAR   10 YEAR    INCEPTION
 Class A (inception 11/13/96)         -0.14%     +3.91%   +2.97%   +3.19%    +3.94%     +3.99%
 Class B (inception 11/13/96)         -0.33%     +3.13%   +2.26%   +2.41%    +3.16%     +3.21%
 Class C (inception 6/26/00)          -0.32%     +3.13%   +2.27%   +2.46%      N/A      +3.35%
 Class Y** (inception 11/13/96)         N/A        N/A      N/A      N/A       N/A        N/A

WITH SALES CHARGE
 Class A (inception 11/13/96)         -4.88%     -1.02%   +1.32%   +2.19%    +3.44%     +3.51%
 Class B (inception 11/13/96)         -5.24%     -1.87%   +0.99%   +2.05%    +3.16%     +3.21%
 Class C (inception 6/26/00)          -1.31%     +2.13%   +2.27%   +2.46%      N/A      +3.35%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  * Not annualized.
 ** At June 9, 2007, Class Y shares were liquidated.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Rick LaCoff discusses the Fund's results and positioning for the six months ended May 31, 2007.

Q: How did RiverSource Intermediate Tax-Exempt Fund perform for the first half of the fiscal year?

A: RiverSource Intermediate Tax-Exempt Fund's Class A Shares (excluding sales charge) gained 0.05% for the six months ended May 31, 2007. The Fund underperformed the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman 3-15 Year Index), which rose 0.35% for the period. The Fund also underperformed the Lipper Intermediate Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 0.27% for the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: Performance of the tax-exempt fixed income market was muted, as tax-exempt yields moved higher across the yield curve, or spectrum of maturities, for the semiannual period overall. The path higher, however, was subject to fits and starts. For example, tax-exempt yields rose in December and January on the back of mixed economic data and a seeming lack of concern about inflation, even though numbers came in outside of the Federal Reserve Board (the Fed's) stated comfort zone. Then, the China-induced equity market sell-off in late February, combined with sub-prime mortgage concerns and weak economic data, sparked a rally, and tax-exempt yields fell along with Treasury rates. By May, investors began to realize en masse that inflation pressures were too high -- and prospects for economic growth just strong enough -- to keep the Fed from cutting rates. The reversal of Fed easing expectations caused tax-exempt rates -- and Treasury yields -- to rise during the month.

   The biggest positive contributor to the Fund's semiannual performance was its duration positioning. The Fund maintained a shorter duration than the Lehman 3-15 Year Index throughout the period, which helped as rates rose for the six months overall. Duration is a measure of the Fund's sensitivity to changes in interest rates.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   A significant allocation to non-enhanced municipal tobacco bonds also helped the Fund's results, as this sector was one of the best performing within the tax-exempt bond market for the period. Of particular support were two refundings that took place within the sector -- one in New Jersey and one in California -- during the period, both of which the Fund participated in. Indeed, exposure to bonds that were advance refunded across a variety of tax-exempt bond sectors boosted the Fund's six-month returns. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value -- sometimes significantly.

   THE FUND MAINTAINED A SHORTER DURATION THAN THE LEHMAN 3-15 YEAR INDEX THROUGHOUT THE PERIOD, WHICH HELPED AS RATES ROSE FOR THE SIX MONTHS OVERALL.

   Another positive contributing factor to Fund performance during this period was participation in a new structure available in the municipal bond market known as a PLN (Percentage of Libor Note). (Libor is the London Interbank Offered Rate, the rate that the most credit-worthy international banks charge each other for large loans.) The PLN is a quarterly reset Libor-based floating rate security that pays an interest rate equal to a percentage of the three-month Libor plus a set yield premium. These new PLNs provide potential yield enhancement to a portfolio and have less sensitivity to changes in interest rates than traditional coupon bonds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   The Fund underperformed the Lehman 3-15 Year Index due primarily to yield curve positioning, that is, the way the Fund was positioned to respond to changes in short-term vs. intermediate-term interest rates. There was a modest steepening of the tax-exempt yield curve during the period, meaning longer-term interest rates rose more than shorter-term interest rates. Thus, the Fund's modest position in shorter intermediate-term bonds, which performed best during the annual period; its emphasis on longer intermediate-term bonds, which underperformed; and its holdings in select bonds that were outside the Lehman 3-15 Year Index in maturity (i.e., 17 to 20 year maturities), which also underperformed; detracted from results relative to the Lehman 3-15 Year Index. Remember, as yields rise, the prices of bonds correspondingly decline. Allocations to health care municipal bonds and discount housing bonds also detracted from the Fund's results, as both of these sectors came under pressure during the period.

Q: What changes did you make to the Fund and how is it currently positioned?

A: As mentioned above, we added PLNs, the new municipal bond security structure, to the Fund's portfolio during the period. We also increased the Fund's exposure to non-enhanced tobacco municipal bonds. We increased the Fund's holdings in single-family housing bonds, as this sector continued to offer an attractive yield during the period. We also added to the Fund's position in PAC bonds, or planned amortization class bonds. A PAC bond directs principal payments in accordance with a predetermined payment schedule, with prior claim to the cash flow contributions before other bond classes. The PAC is therefore considered a bond class with the most stable cash flow. Finally, we reduced the Fund's position in longer intermediate-term bonds and added exposure to bonds with maturities in the intermediate segment of the intermediate yield curve.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   WE INCREASED THE FUND'S HOLDINGS IN SINGLE-FAMILY HOUSING BONDS, AS THIS SECTOR CONTINUED TO OFFER AN ATTRACTIVE YIELD DURING THE PERIOD.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: From a broad perspective, we are closely watching any shifts in Fed bias. At the same time, we expect the Fed to keep short-term interest rates on hold through the remainder of the year, as we anticipate economic growth to pick up in the latter half of 2007. Inflation will be a key indicator to monitor going forward. Of course, in the tax-exempt bond market, supply and demand are always important factors to analyze as well.

   During the next few months, we believe that tax-exempt bond rates may continue to rise moderately at higher rates and we expect to lengthen the Fund's duration toward a more neutral position versus the Lehman 3-15 Year Index. As we also anticipate the tax-exempt yield curve to steepen further in the months ahead, we expect to increase the Fund's focus on securities with 10-year maturities, as we believe this segment of the intermediate yield curve may offer the most attractive value. We also expect to further increase the Fund's allocation to non-enhanced tobacco municipal bonds should fundamentals within this sector continue to improve and a few major court cases get settled as anticipated. We will maintain the Fund's relatively conservative coupon structure, with an emphasis on premium coupon bonds, which are less interest rate sensitive than lower coupon structures.

   Consistent with the Fund's investment objective, we will maintain our emphasis on generating a high level of current income exempt from federal income taxes.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  11

                              BEGINNING         ENDING         EXPENSES       ANNUALIZED
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       EXPENSE
                            DEC. 1, 2006     MAY 31, 2007    THE PERIOD(A)     RATIO(C)
 Class A
   Actual(b)                   $1,000         $1,000.50          $3.94            .79%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.99          $3.98            .79%
 Class B
   Actual(b)                   $1,000         $  998.60          $7.72           1.55%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.20          $7.80           1.55%
 Class C
   Actual(b)                   $1,000         $  998.60          $7.67           1.54%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.25          $7.75           1.54%
 Class Y(d)
   Actual(b)                   $1,000         $1,001.50          $3.14(e)         .63%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.79          $3.18(e)         .63%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2007: +0.05% for Class A, -0.14% for Class B, -0.14% for Class C and +0.15% for Class Y.
(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B, 1.54% for Class C and 0.63% for Class Y. See Notes 1 and 9 to the financial statements.
(d)  At June 9, 2007, Class Y shares were liquidated.
(e) The following changes have been implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), will not exceed 0.64% for Class Y. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the entire six month period ended May 31, 2007, the actual expenses paid for Class Y would have been $3.19 and the hypothetical expenses paid for Class Y would have been $3.23.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
ALABAMA (0.3%)
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13%         $250,000               $255,725
----------------------------------------------------------------------------------

ALASKA (0.6%)
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                           5.00           500,000                525,925
----------------------------------------------------------------------------------

ARIZONA (1.9%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-01-42                           4.61           500,000(f)             501,955
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-14                           5.00           500,000                516,740
  01-01-18                           5.00           500,000                514,005
                                                                   ---------------
Total                                                                    1,532,700
----------------------------------------------------------------------------------

CALIFORNIA (14.0%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75           500,000(i)             532,320
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  02-01-42                           5.50           500,000                527,490

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  08-01-17                           4.35%       $1,500,000             $1,484,145
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
  09-01-14                           4.10         1,000,000                992,140
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13           500,000                515,230
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2007B
  04-01-36                           4.36           100,000(f)             100,097
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00         1,000,000              1,042,560
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-27                           4.50         2,500,000              2,442,025
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00           500,000                526,180
  08-01-16                           5.00           510,000                542,314
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-24                           5.00           400,000                423,276

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  13

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
San Diego Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999A (FGIC)
  07-01-12                           3.70%       $2,000,000(g)          $1,637,640
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                           5.63           140,000                148,533
State of California
 Unlimited General Obligation Bonds
 Series 2004A
  07-01-14                           5.25           500,000                541,035
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                           5.63            85,000                 89,531
                                                                   ---------------
Total                                                                   11,544,516
----------------------------------------------------------------------------------

COLORADO (2.1%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                           4.80           500,000                495,770
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25           500,000(i)             523,330
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
  12-15-15                           5.00           365,000                380,162
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
  12-15-17                           5.00           350,000                364,259
                                                                   ---------------
Total                                                                    1,763,521
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)

FLORIDA (3.8%)
Grand Haven Community Development District
 Special Assessment Bonds
 Series 2002
  11-01-07                           6.13%          $20,000                $19,992
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                           6.35           130,000                130,871
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health
 Series 2005A
  11-15-22                           5.00         1,000,000              1,033,360
Landmark at Doral Community Development District
 Special Assessment Bonds
 Series 2006B
  05-01-15                           5.20           500,000                502,550
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
  05-01-08                           6.25            50,000                 50,230
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
  11-01-10                           5.50           310,000                311,079
Village Center Community Development District
 Recreational Revenue Bonds
 Series 2003B
  01-01-18                           6.35         1,000,000              1,077,100
                                                                   ---------------
Total                                                                    3,125,182
----------------------------------------------------------------------------------

GEORGIA (1.9%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40           500,000                505,000
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                           5.25         1,000,000              1,058,550
                                                                   ---------------
Total                                                                    1,563,550
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)

ILLINOIS (5.4%)
City of Chicago
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997 (FGIC)
  11-01-15                           4.36%       $2,000,000(g)          $1,404,460
County of Cook
 Prerefunded Unlimited General Obligation Bonds
 Capital Improvement
 Series 1999A (FGIC)
  11-15-17                           5.25         2,000,000              2,089,100
Lake County Community High School District #117
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000B (FGIC)
  12-01-08                           5.13         1,000,000(g)             944,940
                                                                   ---------------
Total                                                                    4,438,500
----------------------------------------------------------------------------------

INDIANA (2.5%)
Indiana Municipal Power Agency
 Revenue Bonds
 Series 2003B (MBIA)
  01-01-11                           5.00         2,000,000              2,074,000
----------------------------------------------------------------------------------

IOWA (0.9%)
Coralville
 Tax Allocation Bonds
 Tax Increment Series 2007C
  06-01-17                           5.00           730,000                751,995
----------------------------------------------------------------------------------

KANSAS (1.2%)
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
  10-01-22                           5.00           500,000                519,115
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00           500,000                512,985
                                                                   ---------------
Total                                                                    1,032,100
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)

LOUISIANA (1.6%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00%         $500,000               $534,710
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50           750,000                789,495
                                                                   ---------------
Total                                                                    1,324,205
----------------------------------------------------------------------------------

MASSACHUSETTS (3.6%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan Series 2002C (FGIC)
  11-01-14                           5.50         2,000,000              2,202,680
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45           750,000                786,360
                                                                   ---------------
Total                                                                    2,989,040
----------------------------------------------------------------------------------

MICHIGAN (4.1%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-20                           5.00         1,500,000              1,558,305
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                           5.13         1,000,000              1,036,240
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75           750,000                763,103
                                                                   ---------------
Total                                                                    3,357,648
----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  15

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)

MINNESOTA (1.9%)
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                           5.75%       $1,000,000             $1,054,070
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-23                           5.25           500,000(i)             521,930
                                                                   ---------------
Total                                                                    1,576,000
----------------------------------------------------------------------------------

MONTANA (0.6%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                           5.75           495,000(i)             524,611
----------------------------------------------------------------------------------

NEBRASKA (1.2%)
Central Plains Energy Project
 Revenue Bonds
 Project #1
 Series 2007
  12-01-26                           4.24         1,000,000(f)           1,000,990
----------------------------------------------------------------------------------

NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                           4.75           500,000(i)             506,325
----------------------------------------------------------------------------------

NEW JERSEY (5.4%)
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-20                           5.00         1,050,000              1,083,191
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2006A
  12-15-21                           5.50           250,000                281,005

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-32                           5.75%         $165,000               $174,923
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
  06-01-41                           7.00           225,000                261,673
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2003 Escrowed to Maturity
  06-01-10                           4.25           200,000                202,294
  06-01-11                           4.50           180,000                184,221
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007-1A
  06-01-23                           4.50         2,325,000              2,277,895
                                                                   ---------------
Total                                                                    4,465,202
----------------------------------------------------------------------------------

NEW YORK (14.8%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50         1,600,000              1,722,271
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002B (MBIA)
  07-01-13                           5.50         2,250,000              2,447,977
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00           750,000                788,220
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00           500,000                530,435
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-21                           5.50           500,000                533,755

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (MBIA)
  03-15-15                           4.10%       $1,160,000             $1,165,185
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
  01-01-11                           5.00         2,375,000              2,463,658
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           250,000(d)             259,948
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-18                           4.20         1,000,000                985,280
  06-01-19                           5.50         1,250,000              1,341,413
                                                                   ---------------
Total                                                                   12,238,142
----------------------------------------------------------------------------------

NORTH CAROLINA (4.1%)
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                           5.50         1,000,000              1,034,800
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-25 A.M.T.
  01-01-37                           5.75         1,000,000              1,058,410
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
  01-01-38                           5.50           250,000                262,960
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-12                           5.50         1,000,000              1,051,410
                                                                   ---------------
Total                                                                    3,407,580
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)

NORTH DAKOTA (1.0%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25%         $750,000               $788,213
----------------------------------------------------------------------------------

OHIO (7.2%)
City of Cincinnati
 Unlimited General Obligation Bonds
 Series 2000
  12-01-16                           5.25         1,650,000              1,721,990
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                           5.50         2,000,000              2,102,960
  01-01-17                           6.00         1,500,000              1,646,700
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25           500,000                523,970
                                                                   ---------------
Total                                                                    5,995,620
----------------------------------------------------------------------------------

PENNSYLVANIA (0.6%)
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 Acts Retirement Communities
 Series 2006B
  11-15-22                           5.00           500,000                511,320
----------------------------------------------------------------------------------

PUERTO RICO (2.9%)(E)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25           375,000                394,256
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-24                           5.25           375,000                398,333
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU
  07-01-31                           4.29           500,000(f)             499,985

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 1996Y
  07-01-13                           6.25%         $500,000               $556,680
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00           500,000                522,600
                                                                   ---------------
Total                                                                    2,371,854
----------------------------------------------------------------------------------

RHODE ISLAND (1.2%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  10-01-26                           4.65         1,000,000              1,007,120
----------------------------------------------------------------------------------

SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00           250,000                264,020
----------------------------------------------------------------------------------

TENNESSEE (5.9%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-17                           5.00           500,000                530,685
  12-15-20                           5.00           500,000                528,760
  12-15-21                           5.00           500,000                528,085
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25         1,500,000              1,621,679
  09-01-20                           5.25           885,000                958,889
  09-01-22                           5.25           625,000(i)             678,413
                                                                   ---------------
Total                                                                    4,846,511
----------------------------------------------------------------------------------

TEXAS (2.5%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00         2,000,000              2,083,260
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)

VIRGINIA (0.7%)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50%         $500,000               $543,145
----------------------------------------------------------------------------------

WASHINGTON (1.3%)
Port of Seattle
 Limited General Obligation Bonds
 Series 2000B A.M.T.
  12-01-21                           5.90         1,000,000              1,053,970
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $78,996,530)                                                    $79,462,490
----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.2%)(j)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE                               RATE          AMOUNT                  VALUE(A)
CALIFORNIA
Northern California Gas Authority #1
 Revenue Bonds
 Series 2007-1813-1
  07-01-17                           4.19%       $1,000,000             $1,000,300
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,300)                                                      $1,000,300
----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.9%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,H)                          YIELD        MATURITY                 VALUE(A)
ALASKA (0.1%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
  12-01-29                           3.78%         $100,000               $100,000
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,H)                          YIELD        MATURITY                 VALUE(A)

MINNESOTA (0.2%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
  10-01-32                           3.90%         $200,000               $200,000
----------------------------------------------------------------------------------

TENNESSEE (1.2%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Bond Fund
 V.R.D.N. Series 2005 (Bank of America)
  11-01-35                           3.90           300,000                300,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34                           3.90           700,000                700,000
                                                                   ---------------
Total                                                                    1,000,000
----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,H)                          YIELD        MATURITY                 VALUE(A)

TEXAS (0.4%)
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24                           3.90%         $300,000               $300,000
----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,600,000)                                                      $1,600,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $81,596,830)(k)                                                 $82,062,790
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  19

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At May 31, 2007, the value of securities subject to alternative minimum tax represented
             16.0% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $259,948 or 0.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.9% of net assets at May 31, 2007.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                            $3,400,000

(j)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(k) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $80,847,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $ 719,000
Unrealized depreciation                                             (253,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 466,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  21

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $81,596,830)                                $82,062,790
Cash in bank on demand deposit                                      120,407
Capital shares receivable                                               191
Accrued interest receivable                                       1,161,980
Receivable for investment securities sold                           208,375
---------------------------------------------------------------------------
Total assets                                                     83,553,743
---------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    46,456
Short-term floating rate notes outstanding (Note 1)                 750,000
Accrued investment management services fee                              885
Accrued distribution fee                                             19,718
Accrued transfer agency fee                                             149
Accrued administrative services fee                                     159
Other accrued expenses                                               29,165
---------------------------------------------------------------------------
Total liabilities                                                   846,532
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $82,707,211
===========================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $   157,820
Additional paid-in capital                                       81,914,511
Undistributed net investment income                                       2
Accumulated net realized gain (loss) (Note 7)                       121,723
Unrealized appreciation (depreciation) on investments (Note
   5)                                                               513,155
---------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $82,707,211
===========================================================================

Net assets applicable to outstanding shares:   Class A                         $70,613,759
                                               Class B                         $ 8,886,272
                                               Class C                         $ 3,205,915
                                               Class Y                         $     1,265
Net asset value per share of outstanding
   capital stock:                              Class A shares    13,472,869    $      5.24
                                               Class B shares     1,696,764    $      5.24
                                               Class C shares       612,156    $      5.24
                                               Class Y shares           243    $      5.21
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest (Note 1)                                             $ 1,868,237
--------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                169,788
Distribution fee
   Class A                                                         92,622
   Class B                                                         46,872
   Class C                                                         17,985
Transfer agency fee
   Class A                                                         29,136
   Class B                                                          3,949
   Class C                                                          1,495
Administrative services fees and expenses                          30,475
Plan administration services fee -- Class Y                             1
Interest and fee expense (Note 1)                                      99
Compensation of board members                                         749
Custodian fees                                                      8,140
Printing and postage                                               10,278
Registration fees                                                  15,100
Professional fees                                                  11,302
Other                                                                 674
--------------------------------------------------------------------------
Total expenses                                                    438,665
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                     (45,651)
--------------------------------------------------------------------------
                                                                  393,014
   Earnings and bank fee credits on cash balances (Note 2)         (3,288)
--------------------------------------------------------------------------
Total net expenses                                                389,726
--------------------------------------------------------------------------
Investment income (loss) -- net                                 1,478,511
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                 469,542
   Futures contracts                                              (14,584)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                           454,958
Net change in unrealized appreciation (depreciation) on
   investments                                                 (1,889,494)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (1,434,536)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $    43,975
==========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                       MAY 31, 2007
                                                     SIX MONTHS ENDED    NOV. 30, 2006
                                                       (UNAUDITED)        YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $  1,478,511      $  3,410,547
Net realized gain (loss) on investments                     454,958          (328,852)
Net change in unrealized appreciation
   (depreciation) on investments                         (1,889,494)        1,488,857
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           43,975         4,570,552
--------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (1,300,149)       (2,959,220)
      Class B                                              (128,812)         (331,540)
      Class C                                               (49,527)         (123,975)
      Class Y                                                   (24)              (44)
   Net realized gain
      Class A                                                    --          (531,101)
      Class B                                                    --           (88,674)
      Class C                                                    --           (31,916)
      Class Y                                                    --                (7)
--------------------------------------------------------------------------------------
Total distributions                                      (1,478,512)       (4,066,477)
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                4,301,978        13,682,591
   Class B shares                                           290,846           628,788
   Class C shares                                           111,440           336,680
Reinvestment of distributions at net asset value
   Class A shares                                         1,056,971         3,048,398
   Class B shares                                           110,516           364,014
   Class C shares                                            44,372           143,499
Payments for redemptions
   Class A shares                                       (12,746,580)      (40,057,297)
   Class B shares (Note 2)                               (1,465,147)       (7,728,738)
   Class C shares (Note 2)                                 (781,605)       (2,736,371)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                    (9,077,209)      (32,318,436)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (10,511,746)      (31,814,361)
Net assets at beginning of period                        93,218,957       125,033,318
--------------------------------------------------------------------------------------
Net assets at end of period                            $ 82,707,211      $ 93,218,957
======================================================================================
Undistributed net investment income                    $          2      $          3
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to May 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

Effective Dec. 11, 2006, the following changes were implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. At June 9, 2007, Class Y shares were liquidated.

At May 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  25

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2007, the Fund had no outstanding forward-commitments.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  27

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2007.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The Fund's investments are held by the trusts and serve as collateral in short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at May 31, 2007, are presented in the "Investments in Securities." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2007, the short-term floating rate notes outstanding were as follows:

     MARKET VALUE    SHORT-TERM
     OF MUNICIPAL   FLOATING RATE
      BONDS HELD        NOTES       INTEREST
       IN TRUST      OUTSTANDING      RATE
--------------------------------------------
      $1,000,300      $750,000       3.80%

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  29

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.39% to 0.25% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2007, there were no expenses incurred for these particular items.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class Y. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class Y shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent and annual account-based fee of $18.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class Y. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  31

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $27,061 for Class A, $2,514 for Class B and $307 for Class C for the six months ended May 31, 2007.

For the six months ended May 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), such that net expenses were 0.79% for Class A, 1.55% for Class B, 1.54% for Class C and 0.63% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B and Class C were $10,612, $1,343 and $515, respectively, and the management fees waived at the Fund level were $33,181. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y of the Fund's average daily net assets.

During the six months ended May 31, 2007, the Fund's custodian and transfer agency fees were reduced by $3,288 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $21,466,645 and $30,985,454, respectively, for the six months ended May 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                            SIX MONTHS ENDED MAY 31, 2007
                                    CLASS A      CLASS B      CLASS C      CLASS Y
-----------------------------------------------------------------------------------
Sold                                  813,600       55,150       21,121       --
Issued for reinvested
 distributions                        200,168       20,956        8,413       --
Redeemed                           (2,411,136)    (277,607)    (148,096)      --
-----------------------------------------------------------------------------------
Net increase (decrease)            (1,397,368)    (201,501)    (118,562)      --
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

                                               YEAR ENDED NOV. 30, 2006
                                    CLASS A      CLASS B      CLASS C      CLASS Y
-----------------------------------------------------------------------------------
Sold                                2,599,433      119,480       64,148       --
Issued for reinvested
 distributions                        579,602       69,301       27,317       --
Redeemed                           (7,615,229)  (1,473,241)    (521,010)      --
-----------------------------------------------------------------------------------
Net increase (decrease)            (4,436,194)  (1,284,460)    (429,545)      --
-----------------------------------------------------------------------------------

5. INTEREST RATE FUTURES CONTRACTS

At May 31, 2006, investments in securities included securities valued at $86,849 that were pledged as collateral to cover initial margin deposits on 34 open sale contracts. The notional market value of the open sale contracts at May 31, 2007 was $3,617,281 with a net unrealized gain of $47,195. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended May 31, 2007.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $393,731 at Nov. 30, 2006, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  33

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  35

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2007(H)           2006           2005           2004           2003
Net asset value, beginning of period      $5.33          $5.29          $5.39          $5.43          $5.29
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .17            .17            .16            .15
Net gains (losses) (both realized and
 unrealized)                               (.09)           .07           (.08)          (.02)           .15
-----------------------------------------------------------------------------------------------------------
Total from investment operations             --            .24            .09            .14            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.17)          (.16)          (.16)          (.15)
Distributions from realized gains            --           (.03)          (.03)          (.02)          (.01)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.09)          (.20)          (.19)          (.18)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.24          $5.33          $5.29          $5.39          $5.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $71            $79           $102           $126           $131
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, excluding interest and
 fee expense(b),(c)                        .79%(d)        .79%           .87%           .88%           .88%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, including interest and
 fee expense(e)                            .79%(d)         N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.51%          3.32%          3.04%          2.91%          2.85%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          25%            35%            16%            25%            59%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .05%(g)       4.72%          1.73%          2.64%          5.86%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.90% excluding interest and fee expense and 0.90% including interest and fee expense for the six months ended May 31, 2007 and 0.92%, 0.93%, 0.89% and 0.89% excluding interest and fee expense for the years ended Nov. 30, 2006, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV 30,           2007(H)               2006           2005           2004           2003
Net asset value, beginning of
  period                                $5.32              $5.28          $5.39          $5.42          $5.29
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .07                .13            .12            .12            .11
Net gains (losses) (both realized
 and unrealized)                         (.08)               .07           (.08)          (.01)           .14
-------------------------------------------------------------------------------------------------------------
Total from investment operations         (.01)               .20            .04            .11            .25
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.07)              (.13)          (.12)          (.12)          (.11)
Distributions from realized gains          --               (.03)          (.03)          (.02)          (.01)
-------------------------------------------------------------------------------------------------------------
Total distributions                      (.07)              (.16)          (.15)          (.14)          (.12)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.24              $5.32          $5.28          $5.39          $5.42
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $9                $10            $17            $23            $28
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, excluding interest and
 fee expense(b)                         1.55%(c),(d)       1.55%(d)       1.63%(d)       1.64%          1.64%(d)
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, including interest and
 fee expense(e)                         1.55%(c)             N/A            N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets     2.75%              2.54%          2.28%          2.14%          2.09%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        25%                35%            16%            25%            59%
-------------------------------------------------------------------------------------------------------------
Total return(f)                         (.14%)(g)          3.93%           .78%          2.05%          4.86%
-------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c)  Adjusted to an annual basis.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.65% excluding interest and fee expense and 1.65% including interest and fee expense for the six months ended May 31, 2007 and 1.69%, 1.68% and 1.65% excluding interest and fee expense for the years ended Nov. 30, 2006, 2005 and 2003, respectively.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV 30,            2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $5.32          $5.28          $5.39          $5.42          $5.29
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07            .13            .13            .12            .11
Net gains (losses) (both realized and
 unrealized)                               (.08)           .07           (.09)          (.01)           .14
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.01)           .20            .04            .11            .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.13)          (.12)          (.12)          (.11)
Distributions from realized gains            --           (.03)          (.03)          (.02)          (.01)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.07)          (.16)          (.15)          (.14)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.24          $5.32          $5.28          $5.39          $5.42
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $3             $4             $6             $9            $13
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, excluding interest and
 fee expense(b),(c)                       1.54%(d)       1.55%          1.62%          1.63%          1.63%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, including interest and
 fee expense(e)                           1.54%(d)         N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.76%          2.55%          2.29%          2.16%          2.09%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          25%            35%            16%            25%            59%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           (.14%)(g)      3.93%           .79%          2.06%          4.87%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.65% excluding interest and fee expense and 1.65% including interest and fee expense for the six months ended May 31, 2007 and 1.69%, 1.69%, 1.64% and 1.64% excluding interest and fee expense for the years ended Nov. 30, 2006, 2005, 2004 and 2003, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV 30,           2007(H)              2006           2005           2004           2003
Net asset value, beginning of
  period                                $5.30             $5.26          $5.36          $5.40          $5.26
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .10               .18            .18            .17            .16
Net gains (losses) (both realized
 and unrealized)                         (.09)              .07           (.07)          (.02)           .15
------------------------------------------------------------------------------------------------------------
Total from investment operations          .01               .25            .11            .15            .31
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.10)             (.18)          (.18)          (.17)          (.16)
Distributions from realized gains          --              (.03)          (.03)          (.02)          (.01)
------------------------------------------------------------------------------------------------------------
Total distributions                      (.10)             (.21)          (.21)          (.19)          (.17)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.21             $5.30          $5.26          $5.36          $5.40
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--               $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, excluding interest and
 fee expense(b)                          .63%(c),(d)       .64%(d)        .70%(d)        .70%           .70%(d)
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets, including interest and
 fee expense(e)                          .63%(c)            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets     3.62%             3.49%          3.26%          3.07%          3.13%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        25%               35%            16%            25%            59%
------------------------------------------------------------------------------------------------------------
Total return(f)                          .15%(g)          4.87%          1.94%          2.84%          6.08%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c)  Adjusted to an annual basis.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.88% excluding interest and fee expense and 0.88% including interest and fee expense for the six months ended May 31, 2007 and 0.78%, 0.74% and 0.71% excluding interest and fee expense for the years ended Nov. 30, 2006, 2005 and 2003, respectively.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  41

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 SEMIANNUAL REPORT  43

     RIVERSOURCE(R) INTERMEDIATE TAX-EXEMPT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc. and Ameriprise Financial
                                        Services, Inc., Members NASD, and managed by
                                        RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS LOGO)   are part of Ameriprise Financial, Inc.                             S-6324 M (7/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
TAX-EXEMPT BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2007


RIVERSOURCE TAX-EXEMPT BOND FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
AS MUCH CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAXES AS POSSIBLE
WITH ONLY MODEST RISK TO THE
SHAREHOLDER'S INVESTMENTS.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Investments in Securities...........     13

Financial Statements................     31

Notes to Financial Statements.......     34

Approval of Investment Management
   Services Agreement...............     50

Proxy Voting........................     52

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT MAY 31, 2007

FUND OBJECTIVE

RiverSource Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

                                                                                             NON-INVESTMENT
AAA BONDS                           AA BONDS             A BONDS            BBB BONDS          GRADE BONDS       NON-RATED BONDS
---------                           --------             -------            ---------        --------------      ---------------
52.1                                  15.40               9.90                20.50               0.40                1.70

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

TOP TEN STATES

Percentage of portfolio assets

California                           14.2%
New York                              9.4%
New Jersey                            8.8%
Puerto Rico                           7.8%
Illinois                              6.4%
Massachusetts                         5.6%
Michigan                              5.3%
Louisiana                             4.4%
Tennessee                             4.3%
Texas                                 3.7%

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT MAY 31, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                  X        HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Rick LaCoff*                        15

* The Fund is managed by a team of portfolio managers led by Rick LaCoff.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INTAX          11/24/76
Class B                     ITEBX          03/20/95
Class C                        --          06/26/00
Total net assets                        $769.4 million
Number of holdings                              297
Effective maturity(1)                          17.6
Effective duration(2)                     6.6 years
Weighted average bond rating(3)                 AA-

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2007

                                  (BAR CHART)

RiverSource Tax-Exempt Bond Fund Class A
  (excluding sales charge)                              -0.16

Lehman Brothers 3-Plus Year Municipal Bond
  Index(1) (unmanaged)                                  +0.17

Lipper General Municipal Debt Funds Index(2)           +0.26%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                    TOTAL                   NET EXPENSES
Class A                                             0.94%                      0.91%
Class B                                             1.69%                      1.67%
Class C                                             1.69%                      1.67%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C.

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/24/76)         -0.16%     +4.38%   +4.21%    +4.07%     +4.73%     +5.95%
 Class B (inception 3/20/95)          -0.54%     +3.59%   +3.42%    +3.28%     +3.93%     +4.32%
 Class C (inception 6/26/00)          -0.28%     +3.60%   +3.51%    +3.33%       N/A      +4.34%
 Class Y (inception 3/20/95)          +0.16%     +4.52%   +4.43%    +4.19%     +4.87%     +5.26%

WITH SALES CHARGE
 Class A (inception 11/24/76)         -4.90%     -0.59%   +2.54%    +3.06%     +4.22%     +5.78%
 Class B (inception 3/20/95)          -5.44%     -1.41%   +2.16%    +2.95%     +3.93%     +4.32%
 Class C (inception 6/26/00)          -1.26%     +2.60%   +3.51%    +3.33%       N/A      +4.34%

AT JUNE 30, 2007                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/24/76)         -0.16%     +4.39%   +3.93%    +3.75%     +4.55%     +5.91%
 Class B (inception 3/20/95)          -0.54%     +3.60%   +3.15%    +2.97%     +3.76%     +4.24%
 Class C (inception 6/26/00)          -0.54%     +3.60%   +3.15%    +2.96%       N/A      +4.17%
 Class Y** (inception 3/20/95)          N/A        N/A      N/A       N/A        N/A        N/A

WITH SALES CHARGE
 Class A (inception 11/24/76)         -4.90%     -0.57%   +2.26%    +2.74%     +4.04%     +5.75%
 Class B (inception 3/20/95)          -5.43%     -1.40%   +1.89%    +2.63%     +3.76%     +4.24%
 Class C (inception 6/26/00)          -1.52%     +2.60%   +3.15%    +2.96%       N/A      +4.17%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  * Not annualized.
 ** At June 9, 2007, Class Y shares were liquidated.

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Rick LaCoff discusses the Fund's results and positioning for the six months ended May 31, 2007.

Q: How did RiverSource Tax-Exempt Bond Fund perform for the first half of the fiscal year?

A: RiverSource Tax-Exempt Bond Fund's Class A Shares (excluding sales charge) decreased 0.16% for the six months ended May 31, 2007. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 0.17% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 0.26% for the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: Performance of the tax-exempt fixed income market was muted, as tax-exempt yields moved higher across the yield curve, or spectrum of maturities, for the semiannual period overall. The path higher, however, was subject to fits and starts. For example, tax-exempt yields rose in December and January on the back of mixed economic data and a seeming lack of concern about inflation, even though numbers came in outside of the Federal Reserve Board (the Fed's) stated comfort zone. Then, the China-induced equity market sell-off in late February, combined with sub-prime mortgage concerns and weak economic data, sparked a rally, and tax-exempt yields fell along with Treasury rates. By May, investors began to realize en masse that inflation pressures were too high -- and prospects for economic growth just strong enough -- to keep the Fed from cutting rates. The reversal of Fed easing expectations caused tax-exempt rates -- and Treasury yields -- to rise during the month.

   The biggest positive contributor to the Fund's semiannual performance was its duration positioning. The Fund maintained a shorter duration than the Lehman 3-Plus Index throughout the period, which helped as rates rose for the six months overall. Duration is a measure of the Fund's sensitivity to changes in interest rates.

--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   A significant allocation to non-enhanced municipal tobacco bonds also helped the Fund's results, as this sector was one of the best performing within the tax-exempt bond market for the period. Of particular support were two major refundings that took place within the sector -- one in New Jersey and one in California -- during the period, both of which the Fund participated in. Indeed, exposure to bonds that were advance refunded across a variety of tax-exempt bond sectors boosted the Fund's six-month returns. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value -- sometimes significantly.

   THE FUND MAINTAINED A SHORTER DURATION THAN THE LEHMAN 3-PLUS INDEX THROUGHOUT THE PERIOD, WHICH HELPED AS RATES ROSE FOR THE SIX MONTHS OVERALL.

   Another positive contributing factor to Fund performance during this period was participation in a new structure available in the municipal bond market known as a PLN (Percentage of Libor Note). (Libor is the London Interbank Offered Rate, the rate that the most credit-worthy international banks charge each other for large loans.) The PLN is a quarterly reset Libor-based floating rate security that pays an interest rate equal to a percentage of the three-month Libor plus a set yield premium. These new PLNs provide potential yield enhancement to a portfolio and have less sensitivity to changes in interest rates than traditional coupon bonds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   The Fund underperformed the Lehman 3-Plus Index due primarily to yield curve positioning, that is, the way the Fund was positioned to respond to changes in short-term vs. intermediate-term interest rates. There was a modest steepening of the tax-exempt yield curve during the period, meaning long-term interest rates rose more than short-term interest rates. Thus, the Fund's modest position in short-term bonds, which performed best during the semiannual period, and its emphasis on intermediate-term bonds, which underperformed, detracted from results relative to the Lehman 3-Plus Index. Remember, as yields rise, the prices of bonds correspondingly decline. Allocations to health care municipal bonds and discount housing bonds also detracted from the Fund's results, as both of these sectors came under pressure during the period.

Q: What changes did you make to the Fund and how is it currently positioned?

A: As mentioned above, we added PLNs, the new municipal bond security structure, to the Fund's portfolio during the period. We also increased the Fund's exposure to non-enhanced tobacco municipal bonds. We increased the Fund's holdings in single-family housing bonds, as this sector continued to offer an attractive yield during the period. We also added to the Fund's position in PAC bonds, or planned amortization class bonds. A PAC bond directs principal payments in accordance with a predetermined payment schedule, with prior claim to the cash flow contributions before other bond classes. The PAC is therefore considered a bond class with the most stable cash flow. Finally, we reduced the Fund's position in longer-term bonds and added exposure to bonds with maturities in the intermediate segment of the yield curve.

   WE INCREASED THE FUND'S HOLDINGS IN SINGLE-FAMILY HOUSING BONDS, AS THIS SECTOR CONTINUED TO OFFER AN ATTRACTIVE YIELD DURING THE PERIOD.


--------------------------------------------------------------------------------

                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q: What is the Fund's tactical view and strategy for the months ahead?

A: From a broad perspective, we are closely watching any shifts in Fed bias. At the same time, we expect the Fed to keep short-term interest rates on hold through the remainder of the year, as we anticipate economic growth to pick up in the latter half of 2007. Inflation will be a key indicator to monitor going forward. Of course, in the tax-exempt bond market, supply and demand are always important factors to analyze as well.

   During the next few months, we believe that tax-exempt bond rates may continue to rise moderately at higher rates and we expect to lengthen the Fund's duration toward a more neutral position versus the Lehman 3-Plus Index. As we also anticipate the tax-exempt yield curve to steepen further in the months ahead, we expect to maintain the Fund's focus on intermediate-term securities, particularly 10-year maturities, as we believe this segment of the yield curve may offer the most attractive value. We also expect to further increase the Fund's allocation to non-enhanced tobacco municipal bonds should fundamentals within this sector continue to improve and a few major court cases get settled as anticipated. We will maintain the Fund's relatively conservative coupon structure, with an emphasis on premium coupon bonds, which are less interest rate sensitive than lower coupon structures.

   Consistent with the Fund's investment objective, we will maintain our emphasis on generating as much current income exempt from federal income taxes (including avoiding bonds with income that is subject to the Alternative Minimum Tax) as possible with only modest risk.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  11

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                           DEC. 1, 2006     MAY 31, 2007    THE PERIOD(A)   EXPENSE RATIO(C)
 Class A
   Actual(b)                  $1,000         $  998.40          $4.68             .94%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,020.24          $4.73             .94%
 Class B
   Actual(b)                  $1,000         $  994.60          $8.40            1.69%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,016.50          $8.50            1.69%
 Class C
   Actual(b)                  $1,000         $  997.20          $8.42            1.69%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,016.50          $8.50            1.69%
 Class Y(d)
   Actual(b)                  $1,000         $1,001.60          $3.74(e)          .75%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,021.19          $3.78(e)          .75%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2007: -0.16% for Class A, -0.54% for Class B, -0.28% for Class C and +0.16% for Class Y.
(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.60% for Class Y. See Notes 1 and 10 to the financial statements.
(d)  At June 9, 2007, Class Y shares were liquidated.
(e) The following changes have been implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), will not exceed 0.64% for Class Y. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the entire six month period ended May 31, 2007, the actual expenses paid for Class Y would have been $3.94 and the hypothetical expenses paid for Class Y would have been $3.98.

--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (91.9%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ALABAMA (1.0%)
Birmingham Waterworks & Sewer Board
 Prerefunded Revenue Bonds
 Series 2002B (MBIA)
  01-01-33                           5.25%       $1,500,000              $1,598,175
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
  06-01-13                           5.25         1,755,000               1,879,482
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-22                           5.50         1,750,000               1,874,233
  01-01-23                           5.25         1,500,000               1,575,525
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13         1,000,000               1,022,900
                                                                    ---------------
Total                                                                     7,950,315
-----------------------------------------------------------------------------------

ARIZONA (0.9%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-01-42                           4.61         2,000,000(j)            2,007,820
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38         2,500,000               2,634,250
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-19                           5.00           755,000                 774,728
  01-01-20                           5.00           580,000                 593,845
  01-01-21                           5.00         1,000,000               1,022,750
                                                                    ---------------
Total                                                                     7,033,393
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
  07-01-34                           4.90%       $1,425,000              $1,456,991
-----------------------------------------------------------------------------------

CALIFORNIA (14.3%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13         1,000,000               1,067,370
California Educational Facilities Authority
 Revenue Bonds
 University of South California
 Series 2007A
  10-01-37                           4.75         1,000,000               1,022,890
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-34                           5.00         1,000,000               1,018,590
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25         2,000,000               2,088,700
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
  08-01-27                           5.13         3,000,000               3,065,010
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25         1,000,000               1,040,740

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  13

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
  06-01-14                           5.50%       $7,275,000              $7,847,178
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                           5.25         2,500,000               2,591,975
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2007B
  04-01-36                           4.36         1,000,000(j)            1,000,970
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50         2,000,000               2,118,160
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
  08-01-18                           4.65         1,000,000(b)              610,780
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA)
  06-15-23                           5.00         4,795,000               5,020,749
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election 2002
 Series 2004 (MBIA)
  08-01-28                           5.50         3,000,000               3,281,940
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-27                           4.50         7,300,000               7,130,712
  06-01-33                           5.00         6,200,000               6,121,073
  06-01-47                           5.75         7,700,000               8,146,291

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Enhanced Revenue Bonds
 Series 2005A (AMBAC)
  06-01-45                           5.00%       $1,950,000              $2,010,860
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75           750,000                 863,183
  06-01-40                           6.63           900,000               1,029,861
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25           925,000               1,012,653
Lincoln Public Financing Authority
 Special Tax Bonds
 Sub Series 2007B
  09-01-26                           5.00         1,730,000               1,717,406
Los Angeles County Public Works Financing Authority
 Prerefunded Revenue Bonds
 Regional Park
 Series 1997A
  10-01-16                           5.00           710,000                 720,295
Roseville Finance Authority
 Refunding Special Tax Bonds
 Junior Lien
 Series 2007B
  09-01-26                           5.00         1,890,000               1,882,913
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-24                           5.00         1,375,000               1,455,011
  02-15-25                           5.00         1,500,000               1,588,845
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                           5.00         5,000,000               5,167,050
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 1999 (MBIA)
  12-01-15                           5.75         1,310,000(k)            1,387,814
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
  04-01-32                           5.25         4,910,000               5,227,432

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
Prerefunded Unlimited General Obligation Bonds
Series 2004
  04-01-29                           5.30%       $1,587,000              $1,724,815
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-29                           5.25         2,500,000               2,630,775
  02-01-32                           5.00         2,500,000               2,577,250
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
  12-01-15                           5.25         5,000,000               5,271,850
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-14                           5.25         2,500,000               2,684,375
  04-01-29                           5.30           156,000                 166,078
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-23                           5.13         2,500,000               2,624,300
  11-01-29                           5.25         1,000,000               1,058,400
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00         1,750,000(k)            1,815,293
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2002
  04-01-32                           5.25            90,000                  94,001
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30             2,000                   2,129
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
  09-01-21                           5.00         3,255,000               3,407,594
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00         3,000,000               2,959,470

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
  09-01-17                           6.00%       $5,000,000              $5,627,000
                                                                    ---------------
Total                                                                   109,879,781
-----------------------------------------------------------------------------------

COLORADO (1.3%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-26                           5.00           500,000                 493,625
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-22                           4.95         1,000,000                 988,910
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
  12-01-20                           5.50         1,000,000               1,048,060
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25           500,000                 523,330
  06-01-29                           5.00           750,000                 759,750
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25         1,995,000               2,234,859
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
  06-01-23                           5.00         3,700,000               3,919,558
                                                                    ---------------
Total                                                                     9,968,092
-----------------------------------------------------------------------------------

CONNECTICUT (0.1%)
Mashantucket Western Pequot Tribe
 Subordinated Special Revenue Bonds
 Series 2006A
  09-01-36                           5.50         1,000,000(d)            1,044,070
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  15

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

FLORIDA (2.3%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-34                           5.00%         $750,000                $762,255
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA)
  07-01-24                           5.00         3,000,000               3,109,470
City of Jacksonville
 Improvement Refunding Revenue Bonds
 Series 2002A (AMBAC)
  10-01-13                           5.50         3,030,000               3,295,610
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50         2,000,000               2,171,760
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
  04-01-20                           6.02         4,360,000(b)            2,458,037
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health
 Series 2002B
  11-15-23                           5.25         1,000,000               1,060,590
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
  11-15-32                           5.13         3,000,000               3,073,260
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health
 Series 2005D
  11-15-35                           5.00         1,450,000               1,464,877
                                                                    ---------------
Total                                                                    17,395,859
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

GEORGIA (1.7%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40%       $3,500,000              $3,534,999
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
  08-01-25                           5.20         2,665,000               2,982,935
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
  11-01-39                           5.00         2,675,000               2,758,112
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
  01-01-14                           6.38         3,125,000               3,417,469
County of Fulton
 Unrefunded Revenue Bonds
 Series 1992 (FGIC)
  01-01-14                           6.38           125,000                 136,643
                                                                    ---------------
Total                                                                    12,830,158
-----------------------------------------------------------------------------------

ILLINOIS (6.5%)
Cook & Will Counties Township High School
 District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-10                           6.55         2,605,000(b)            2,272,680
Cook County Community Consolidated School
 District #21 -- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
  12-01-19                           6.03         3,140,000(b)            1,843,494
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-09                           6.50         2,155,000(b)            1,961,309
  12-01-10                           6.55         2,155,000(b)            1,880,087

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
County of Jefferson
Unlimited General Obligation Bonds
Jail & Administration Office Center Project
Series 2003A (FGIC)
  01-15-24                           5.25%       $2,420,000              $2,555,641
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
  10-01-22                           5.63         2,500,000               2,628,000
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
  07-01-25                           5.25         6,770,000(k)            7,154,739
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75        13,745,000(b)            7,755,066
Lake County Community High School District
 #127 Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (FGIC)
  02-01-16                           5.32         4,000,000(b)            2,770,120
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
  06-15-21                           6.54         1,870,000(b,k)          1,016,925
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
  06-15-42                           5.25         4,000,000               4,197,680
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
  06-15-10                           6.65           240,000(b)              212,626

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
Southern Illinois University
 Revenue Bonds
 Capital Appreciation Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA)
  04-01-26                           5.55%       $4,000,000(b)           $1,690,040
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (FGIC)
  12-01-14                           5.95         2,000,000(b)            1,466,100
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
  05-01-26                           5.25        10,000,000              10,454,799
                                                                    ---------------
Total                                                                    49,859,306
-----------------------------------------------------------------------------------

INDIANA (0.9%)
Clark-Pleasant Community School Building Corporation
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2001 (AMBAC)
  07-15-16                           5.50         1,000,000               1,069,060
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00           625,000                 632,869
Indiana Health Facility Financing Authority
 Revenue Bonds
 Ascension Health Sub Credit
 Series 2005A
  11-01-10                           5.00         2,500,000               2,581,174
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
  06-01-15                           7.25         2,210,000               2,402,646
                                                                    ---------------
Total                                                                     6,685,749
-----------------------------------------------------------------------------------

IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment Series 2007C
  06-01-39                           5.13         2,425,000               2,435,331
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

KANSAS (0.3%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00%         $705,000                $723,309
  09-01-25                           5.00         1,825,000               1,869,639
                                                                    ---------------
Total                                                                     2,592,948
-----------------------------------------------------------------------------------

KENTUCKY (0.2%)
Kentucky Turnpike Authority
 Refunding Revenue Bonds
 Revitalization Project
 Series 2001A (AMBAC)
  07-01-13                           5.50         1,275,000               1,385,747
-----------------------------------------------------------------------------------

LOUISIANA (4.5%)
City of New Orleans
 Limited General Obligation Refunding Bonds
 Series 1998B (FSA)
  12-01-10                           5.10           385,000                 398,094
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
  09-01-12                           6.63         6,250,000(b)            4,983,375
Louisiana Housing Finance Agency
 Revenue Bonds
 Home Ownership Program-Go Zone
 Series 2007A-1 (GNMA/FNMA/FHLMC)
  06-01-38                           5.85         5,000,000               5,396,000
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00         1,500,000               1,604,130
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
  01-15-11                           6.25         8,755,000               9,308,754
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25         1,000,000               1,076,240

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
LOUISIANA (CONT.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50%       $7,400,000              $7,789,684
  05-15-39                           5.88         4,145,000               4,437,844
                                                                    ---------------
Total                                                                    34,994,121
-----------------------------------------------------------------------------------

MASSACHUSETTS (4.3%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25         2,500,000               2,762,325
  08-01-28                           5.25         2,000,000               2,244,200
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B (MBIA)
  08-01-27                           5.25         1,500,000               1,688,550
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-28                           5.50         1,500,000               1,728,420
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
  07-01-26                           5.00         1,450,000               1,556,387
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-31                           5.00         2,000,000               2,183,280
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00           675,000                 802,298
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13         2,500,000               2,607,600
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-37                           5.00         2,250,000               2,251,643

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
  08-15-32                           4.75%       $1,240,000              $1,268,098
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00         3,430,000               3,661,216
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           570,000                 592,538
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-22                           5.00         2,000,000               2,122,560
Route 3 North Transit Improvement Association
 Revenue Bonds
 Series 2000 (MBIA)
  06-15-17                           5.75         7,570,000               7,988,318
                                                                    ---------------
Total                                                                    33,457,433
-----------------------------------------------------------------------------------

MICHIGAN (5.5%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,065,000               2,212,090
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-21                           5.00         1,350,000               1,402,920
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,435,000               2,543,382
Michigan Municipal Bond Authority
 Refunding Revenue Bonds
 Clean Water State Revolving Fund
 Series 2005
  10-01-15                           5.00         1,000,000               1,074,540

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-19                           5.25%       $2,000,000              $2,103,900
  10-01-20                           5.00         3,500,000               3,636,045
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
  10-01-22                           5.00         2,350,000               2,447,807
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00         1,500,000               1,576,560
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
  01-01-14                           5.25         3,000,000               3,221,940
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00         1,090,000               1,123,910
  11-15-46                           5.25         3,000,000               3,096,870
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         4,070,000               4,310,374
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
  05-01-22                           5.25         5,500,000               5,864,046
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00         2,500,000               2,623,375

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  19

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Saginaw Hospital Finance Authority
Refunding Revenue Bonds
Covenant Medical Center
Series 2004G
  07-01-22                           5.13%       $1,560,000              $1,616,534
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-21                           7.13         1,615,000               1,764,355
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
  05-01-24                           5.00         1,600,000               1,685,712
                                                                    ---------------
Total                                                                    42,304,360
-----------------------------------------------------------------------------------

MINNESOTA (2.9%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         3,075,000               3,161,592
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00         1,000,000               1,062,680
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed-City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                           5.45         3,996,982               4,204,425
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Series 1998A (AMBAC)
  01-01-24                           5.20         3,000,000               3,055,230
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 5th Series 2004Y
  10-01-34                           5.25         1,250,000               1,318,213
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                           5.00         3,500,000               3,612,770

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligated Group Project
 Series 2006
  05-15-26                           5.25%       $1,000,000              $1,036,900
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-21                           5.25         1,070,000               1,119,423
  05-15-22                           5.25         1,185,000               1,238,811
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00         1,000,000               1,014,340
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-23                           5.00         1,395,000               1,475,757
                                                                    ---------------
Total                                                                    22,300,141
-----------------------------------------------------------------------------------

MISSOURI (0.8%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00         2,000,000               2,117,080
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Park College
 Series 1999
  06-01-19                           5.88         4,000,000               4,135,480
                                                                    ---------------
Total                                                                     6,252,560
-----------------------------------------------------------------------------------

NEBRASKA (1.2%)
Central Plains Energy Project
 Revenue Bonds
 Project #1
 Series 2007
  12-01-26                           4.25         9,000,000(j)            9,008,910
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

NEVADA (0.7%)
City of Las Vegas
 Special Assessment Bonds
 Special Improvement District #808 -- Summerlin
 Series 2001
  06-01-11                           6.00%       $1,950,000              $2,025,075
Director of the State of Nevada
 Department of Business & Industry
 Revenue Bonds
 Capital Appreciation
 Las Vegas Monorail
 Zero Coupon
 Series 2000 (AMBAC)
  01-01-15                           5.65         5,000,000(b)            3,572,300
                                                                    ---------------
Total                                                                     5,597,375
-----------------------------------------------------------------------------------

NEW JERSEY (4.9%)
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Atlanticare Regional Medical Center
 Series 2007
  07-01-20                           5.00           750,000(i)              780,698
  07-01-22                           5.00           825,000(i)              854,024
  07-01-23                           5.00           555,000(i)              573,171
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-18                           5.00         1,925,000               1,977,206
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2006A
  12-15-21                           5.50         1,500,000               1,686,030
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-32                           5.75         1,270,000               1,346,378
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00         2,175,000               2,381,277

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007-1A
  06-01-23                           4.50%       $8,150,000              $7,984,881
  06-01-26                           4.63        10,550,000              10,055,310
  06-01-29                           5.00        10,000,000               9,869,199
                                                                    ---------------
Total                                                                    37,508,174
-----------------------------------------------------------------------------------

NEW YORK (9.4%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           260,000                 280,225
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         1,000,000               1,033,700
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00         2,600,000               2,719,314
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
  08-01-20                           5.00         3,660,000               3,818,441
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,325,000               1,402,195
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50         2,000,000               2,152,840
Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         3,000,000               3,332,280
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
  01-01-16                           5.75         2,500,000               2,795,525
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00         1,000,000               1,050,960

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  21

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
  11-15-22                           5.00%       $2,500,000              $2,620,750
Nassau County Tobacco Settlement Corporation
 Asset-backed Revenue Bonds
 Series 2006A-3
  06-01-35                           5.00         2,350,000               2,393,076
New York City Health & Hospital Corporation
 Revenue Bonds
 Health System
 Series 2002A (FSA)
  02-15-18                           5.50         2,150,000               2,292,330
  02-15-19                           5.50         1,250,000               1,332,750
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00         1,000,000               1,060,870
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 State Personal Income Tax (Education)
 Series 2003A
  03-15-27                           5.00         4,725,000               5,008,831
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd Generation Resolution
 Series 1993A
  07-01-18                           5.75         5,500,000               6,127,769
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00         1,000,000               1,051,840
New York State Dormitory Authority
 Revenue Bonds
 Memorial Sloan-Kettering Center
 Series 2006-1
  07-01-35                           5.00         1,250,000               1,293,263
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
  07-01-32                           5.25         6,350,000               6,788,086

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003 (MBIA)
  07-01-23                           5.00%       $6,000,000              $6,231,899
  07-01-24                           5.00         2,500,000               2,593,925
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10         2,400,000               2,410,728
New York State Thruway Authority
 Refunding Revenue Bonds
 Series 2002C (AMBAC)
  04-01-14                           5.50         5,000,000               5,352,850
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
  04-01-21                           4.75         1,500,000               1,539,795
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              519,895
  12-01-23                           5.00           750,000(d)              755,865
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                           4.25         2,000,000               1,970,440
  06-01-19                           5.50         2,250,000               2,414,543
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           350,000                 357,424
                                                                    ---------------
Total                                                                    72,702,409
-----------------------------------------------------------------------------------

NORTH CAROLINA (1.9%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
  06-01-28                           5.00         1,750,000               1,807,540

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2003A
  01-01-10                           5.50%       $2,375,000              $2,457,650
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
  01-01-14                           5.50         5,000,000               5,372,750
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-11                           5.50         5,125,000               5,340,250
                                                                    ---------------
Total                                                                    14,978,190
-----------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25           625,000                 656,844
  07-01-25                           5.13         2,250,000               2,284,987
                                                                    ---------------
Total                                                                     2,941,831
-----------------------------------------------------------------------------------

OHIO (1.6%)
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25         1,500,000               1,682,520
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25         1,500,000(k)            1,599,210
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
  12-01-29                           5.25         1,000,000               1,086,260
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25           500,000                 523,970
  05-15-26                           5.25         1,750,000               1,828,680

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
OHIO (CONT.)
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75%       $2,435,000              $2,515,306
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           250,000                 257,183
Ohio State Higher Educational Facility Commission
 Revenue Bonds
 University Hospitals Health System
 Incorporated
 Series 2007A
  01-15-36                           4.75         2,500,000               2,446,275
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           680,000                 728,593
                                                                    ---------------
Total                                                                    12,667,997
-----------------------------------------------------------------------------------

OREGON (0.4%)
Oregon State Housing & Community Services
 Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
  07-01-24                           4.80         2,805,000               2,812,405
-----------------------------------------------------------------------------------

PENNSYLVANIA (1.5%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
  10-01-17                           5.81         5,115,000(b)            3,254,010
Lehigh County General Purpose Authority
 Revenue Bonds
 St. Lukes Hospital Bethlehem
 Series 2007
  08-15-42                           4.61         6,000,000(j)            6,000,060

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  23

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
PENNSYLVANIA (CONT.)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement Communities
Series 2006B
  11-15-22                           5.00%       $2,000,000              $2,045,280
                                                                    ---------------
Total                                                                    11,299,350
-----------------------------------------------------------------------------------

PUERTO RICO (5.7%)(c)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001A (FGIC)
  07-01-29                           5.50         3,000,000               3,500,310
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25         1,000,000               1,051,350
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00         2,000,000               2,057,500
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25           500,000                 531,875
  07-01-24                           5.25         2,625,000               2,788,328
  07-01-26                           5.25         2,000,000(k)            2,121,360
  07-01-30                           5.25         3,000,000               3,172,860
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
  07-01-30                           5.00         1,000,000               1,034,330
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50         2,500,000               2,784,900
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           985,000               1,046,888

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25%       $2,500,000              $2,825,500
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         2,300,000               2,560,728
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00         2,000,000               2,090,400
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           515,000                 527,983
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50         1,100,000               1,252,009
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2004J (AMBAC)
  07-01-36                           5.00         2,000,000               2,099,360
Puerto Rico Public Buildings Authority
 Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25         1,500,000               1,573,935
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75        10,000,000              10,609,599
                                                                    ---------------
Total                                                                    43,629,215
-----------------------------------------------------------------------------------

RHODE ISLAND (0.9%)
Rhode Island Health & Educational Building
 Corporation
 Refunding Revenue Bonds
 Higher Education -- Johnson & Wales
 Series 2003 (XLCA)
  04-01-11                           5.00         1,865,000(k)            1,938,444

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
RHODE ISLAND (CONT.)
Rhode Island Housing & Mortgage Finance
Corporation
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
  10-01-26                           4.65%       $2,000,000              $2,014,240
  04-01-33                           4.85         3,000,000               3,021,150
                                                                    ---------------
Total                                                                     6,973,834
-----------------------------------------------------------------------------------

SOUTH CAROLINA (2.0%)
Charleston Educational Excellence Finance
 Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25         2,500,000               2,638,300
Lexington County
 Revenue Bonds
 Series 2004
  05-01-24                           5.50         2,100,000               2,229,759
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (FGIC)
  01-01-21                           6.25         1,000,000               1,197,740
South Carolina Transportation Infrastructure Bank
 Prerefunded Revenue Bonds
 Junior Lien
 Series 2001B (AMBAC)
  10-01-31                           5.25         7,500,000               7,923,150
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00         1,000,000               1,056,080
                                                                    ---------------
Total                                                                    15,045,029
-----------------------------------------------------------------------------------

TENNESSEE (4.1%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-17                           5.00         3,000,000               3,184,110
  12-15-20                           5.00         2,500,000               2,643,800
  12-15-21                           5.00         2,000,000               2,112,340

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
TENNESSEE (CONT.)
Sullivan County Health Educational & Housing Facilities Board
 Revenue Bonds
 Wellmont Health System Project
 Series 2006C
  09-01-36                           5.25%       $4,000,000              $4,105,720
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25         6,500,000               7,027,279
  09-01-20                           5.25         2,000,000               2,166,980
  09-01-22                           5.25         2,375,000               2,577,968
  09-01-24                           5.25         2,040,000               2,216,848
  09-01-26                           5.25         4,750,000               5,172,893
                                                                    ---------------
Total                                                                    31,207,938
-----------------------------------------------------------------------------------

TEXAS (3.7%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00         1,525,000               1,588,486
Cedar Hill Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2006 (Permanent School Fund
 Guarantee)
  02-15-14                           4.06         1,000,000(b)              754,130
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
  11-15-10                           6.51         5,055,000(b)            4,404,422
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
  02-01-20                           5.00         1,980,000               2,056,883
Clint Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A
 (Permanent School Fund Guarantee)
  08-15-29                           5.13         6,425,000               6,850,399

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  25

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
Duncanville Independent School District
Prerefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2001
(Permanent School Fund Guarantee)
  02-15-28                           5.65%       $6,965,000              $7,577,919
Duncanville Independent School District
 Unrefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001
 (Permanent School Fund Guarantee)
  02-15-28                           5.65            35,000                  37,765
Midland Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2003
 (Permanent School Fund Guarantee)
  02-15-19                           5.25         2,220,000               2,351,824
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA)
  02-15-28                           5.13         3,000,000               3,137,130
                                                                    ---------------
Total                                                                    28,758,958
-----------------------------------------------------------------------------------

VIRGINIA (1.8%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13         3,000,000               3,135,780
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00         1,000,000               1,042,020
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50         1,300,000(k)            1,412,177
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63         2,000,000               2,220,360
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00         2,700,000               2,646,216

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)
VIRGINIA (CONT.)
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
  08-01-16                           5.00%       $3,300,000              $3,465,957
                                                                    ---------------
Total                                                                    13,922,510
-----------------------------------------------------------------------------------

WASHINGTON (3.2%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
  03-01-26                           5.13         3,415,000               3,511,132
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-27                           5.00         4,000,000               4,203,520
State of Washington
 Limited General Obligation Bonds
 Motor Vehicle Fuel Tax
 Series 2003B (FGIC)
  07-01-12                           5.00         3,500,000               3,682,105
State of Washington
 Unlimited General Obligation Bonds
 Series 2005D (FSA)
  01-01-15                           5.00         2,070,000               2,209,601
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
  06-01-26                           6.50           260,000                 284,281
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
  07-01-13                           6.61        10,360,000(b)            8,058,630
Yakima County
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
  12-01-21                           5.00         2,425,000               2,516,811
                                                                    ---------------
Total                                                                    24,466,080
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F,G)                          RATE          AMOUNT                   VALUE(A)

WISCONSIN (0.5%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13%       $1,115,000              $1,189,660
  06-01-32                           6.38         1,000,000               1,096,670
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Wheaton Franciscan Services
 Series 2003A
  08-15-33                           5.13         1,650,000               1,669,503
                                                                    ---------------
Total                                                                     3,955,833
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $685,426,061)                                                   $707,302,393
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(9.9%)(h)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F)                            RATE          AMOUNT                   VALUE(A)
ARIZONA (1.3%)
Arizona Health Facilities Authority
 Revenue Bonds
 Series 2007-1779
  01-01-37                           4.40%      $10,000,000(d)          $10,000,000
-----------------------------------------------------------------------------------

CALIFORNIA (0.5%)
Northern California Gas Authority #1
 Revenue Bonds
 Series 2007-1813-1
  07-01-17                           4.19         3,500,000               3,501,050
-----------------------------------------------------------------------------------

MASSACHUSETTS (1.4%)
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Series 2002 (FGIC)
  11-01-15                           5.50        10,000,000              11,099,100
-----------------------------------------------------------------------------------

NEW JERSEY (4.2%)
New Jersey Sports & Exposition Authority
 Series 2000A
  03-01-16                           5.75         6,770,000               7,090,086

MUNICIPAL BONDS HELD IN
TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(F)                            RATE          AMOUNT                   VALUE(A)
NEW JERSEY (CONT.)
New Jersey Sports & Exposition Authority
 Series 2000B
  03-01-17                           5.75%       $7,070,000              $7,400,522
New Jersey Sports & Exposition Authority
 Series 2000C
  03-01-18                           5.75         6,980,000               7,304,500
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Series 2000 (FSA)
  06-15-14                           6.00        10,000,000              10,617,600
                                                                    ---------------
Total                                                                    32,412,708
-----------------------------------------------------------------------------------

PUERTO RICO (2.5%)(c)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50         7,500,000               8,418,300
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R (FSA)
  08-01-13                           5.75        10,000,000              10,515,000
                                                                    ---------------
Total                                                                    18,933,300
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $72,848,836)                                                     $75,946,158
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.9%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)
ALASKA (0.4%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
  12-01-29                           3.78%       $1,300,000              $1,300,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1993B
  12-01-33                           3.91           400,000                 400,000

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  27

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)
ALASKA (CONT.)
City of Valdez
Refunding Revenue Bonds
Exxon Pipeline Project
V.R.D.N. Series 1993A
  12-01-33                           3.91%         $900,000                $900,000
City of Valdez
 Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1985
  10-01-25                           3.78           200,000                 200,000
                                                                    ---------------
Total                                                                     2,800,000
-----------------------------------------------------------------------------------

ILLINOIS (0.1%)
City of Chicago
 Revenue Bonds
 Second Lien
 V.R.D.N. Series 1999 (Bank One)
  11-01-30                           3.73         1,000,000               1,000,000
-----------------------------------------------------------------------------------

MICHIGAN (--%)
Royal Oak Hospital Finance Authority
 Refunding Revenue Bonds
 William Beaumont Hospital
 V.R.D.N. Series 2006U (Morgan Stanley Bank)
 AMBAC
  01-01-20                           3.93           200,000                 200,000
-----------------------------------------------------------------------------------

MINNESOTA (0.1%)
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
  11-01-35                           3.90           500,000                 500,000
-----------------------------------------------------------------------------------

MISSISSIPPI (0.1%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           3.90           900,000                 900,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)

NEW MEXICO (0.3%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24                           3.90%         $400,000                $400,000
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare
 V.R.D.N. Series 2005B
 (Citibank) FSA
  08-01-30                           3.82         2,100,000(k)            2,100,000
                                                                    ---------------
Total                                                                     2,500,000
-----------------------------------------------------------------------------------

NEW YORK (0.3%)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2005E-2
 (Bank of America)
  08-01-34                           3.88         2,600,000               2,600,000
-----------------------------------------------------------------------------------

PENNSYLVANIA (--%)
Pennsylvania State Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995C
 (Morgan Guaranty Trust)
  11-01-29                           3.87           200,000                 200,000
-----------------------------------------------------------------------------------

TENNESSEE (0.5%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Bond Fund
 V.R.D.N. Series 2005 (Bank of America)
  11-01-35                           3.90           400,000                 400,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31                           3.90           800,000                 800,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                           3.90         1,200,000               1,200,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 28 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)
TENNESSEE (CONT.)
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006 (Bank of America)
  02-01-36                           3.90%       $1,000,000              $1,000,000
                                                                    ---------------
Total                                                                     3,400,000
-----------------------------------------------------------------------------------

TEXAS (0.1%)
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24                           3.90           400,000                 400,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)

WYOMING (--%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Project
 V.R.D.N Series 1993
  08-15-20                           3.90%         $100,000                $100,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $14,600,000)                                                     $14,600,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $772,874,897)(l)                                                $797,848,551
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.1% of net assets at May 31, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $12,319,830 or 1.6% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(f) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  29

(g)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(h)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) At May 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,213,091.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 10-year                            $36,600,000
U.S. Treasury Note, Sept. 2007, 10-year                               100,000

(l) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $733,590,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $27,245,000
Unrealized depreciation                                             (2,271,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $24,974,000
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 30 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $772,874,897)                               $797,848,551
Cash in bank on demand deposit                                        30,343
Capital shares receivable                                              2,600
Accrued interest receivable                                       10,689,909
Receivable for investment securities sold                          4,757,838
----------------------------------------------------------------------------
Total assets                                                     813,329,241
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    479,812
Capital shares payable                                                 6,569
Payable for investment securities purchased                        3,947,211
Short-term floating rate notes outstanding (Note 1)               39,285,000
Accrued investment management services fee                             8,652
Accrued distribution fee                                             181,875
Accrued transfer agency fee                                            1,103
Accrued administrative services fee                                    1,440
Other accrued expenses                                                66,017
----------------------------------------------------------------------------
Total liabilities                                                 43,977,679
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $769,351,562
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $  2,011,518
Additional paid-in capital                                       740,585,713
Undistributed net investment income                                  824,868
Accumulated net realized gain (loss) (Note 8)                        131,521
Unrealized appreciation (depreciation) on investments (Note
   5)                                                             25,797,942
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $769,351,562
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $726,793,126
                                             Class B                          $ 37,295,841
                                             Class C                          $  5,259,336
                                             Class Y                          $      3,259
Net asset value per share of outstanding
   capital stock:                            Class A shares    190,023,578    $       3.82
                                             Class B shares      9,752,731    $       3.82
                                             Class C shares      1,374,612    $       3.83
                                             Class Y shares            852    $       3.83
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest (Note 1)                                               $19,052,669
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                1,641,344
Distribution fee
   Class A                                                          943,181
   Class B                                                          201,495
   Class C                                                           29,046
Transfer agency fee
   Class A                                                          200,877
   Class B                                                           11,600
   Class C                                                            1,660
Administrative services fees and expenses                           272,679
Plan administration services fee -- Class Y                               2
Interest and fee expense (Note 1)                                   587,906
Compensation of board members                                         6,836
Custodian fees                                                       29,616
Printing and postage                                                 39,500
Registration fees                                                    24,940
Professional fees                                                    20,434
Other                                                                 6,041
---------------------------------------------------------------------------
Total expenses                                                    4,017,157
   Expenses waived/reimbursed by the Investment Manager and
         its affiliates (Note 2)                                    (93,054)
---------------------------------------------------------------------------
                                                                  3,924,103
   Earnings and bank fee credits on cash balances (Note 2)          (42,400)
---------------------------------------------------------------------------
Total net expenses                                                3,881,703
---------------------------------------------------------------------------
Investment income (loss) -- net                                  15,170,966
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                 2,900,177
   Futures contracts                                               (366,849)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           2,533,328
Net change in unrealized appreciation (depreciation) on
   investments                                                  (17,769,505)
---------------------------------------------------------------------------
Net gain (loss) on investments                                  (15,236,177)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $   (65,211)
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 32 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                         MAY 31, 2007      NOV. 30, 2006
                                                       SIX MONTHS ENDED     YEAR ENDED
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $ 15,170,966      $  29,242,300
Net realized gain (loss) on investments                     2,533,328         (1,636,849)
Net change in unrealized appreciation (depreciation)
   on investments                                         (17,769,505)        16,329,844
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 (65,211)        43,935,295
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (14,422,586)       (27,795,065)
      Class B                                                (616,924)        (1,267,158)
      Class C                                                 (88,857)          (182,449)
      Class Y                                                     (65)              (110)
   Net realized gain
      Class A                                                      --         (2,509,025)
      Class B                                                      --           (120,344)
      Class C                                                      --            (15,221)
      Class Y                                                      --                 (8)
----------------------------------------------------------------------------------------
Total distributions                                       (15,128,432)       (31,889,380)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                 35,678,382         43,311,654
   Class B shares                                             796,642          2,102,217
   Class C shares                                             211,589            658,966
Fund merger (Note 7)
   Class A shares                                                 N/A        288,100,670
   Class B shares                                                 N/A         32,859,444
   Class C shares                                                 N/A          4,858,132
   Class Y shares                                                 N/A              1,401
Reinvestment of distributions at net asset value
   Class A shares                                          10,248,578         21,763,604
   Class B shares                                             488,795          1,113,637
   Class C shares                                              81,219            183,250
Payments for redemptions
   Class A shares                                         (92,868,621)      (177,593,959)
   Class B shares (Note 2)                                 (6,094,432)       (22,628,170)
   Class C shares (Note 2)                                 (1,468,591)        (3,066,577)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (52,926,439)       191,664,269
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (68,120,082)       203,710,184
Net assets at beginning of period                         837,471,644        633,761,460
----------------------------------------------------------------------------------------
Net assets at end of period                              $769,351,562      $ 837,471,644
========================================================================================
Undistributed net investment income                      $    824,868      $     782,334
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to May 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

Effective Dec. 11, 2006 the following changes have been implemented for Class Y: terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. At June 9, 2007, Class Y shares were liquidated.

At May 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 34 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2007, the Fund has entered into outstanding when-issued securities of $2,213,091.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  35

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

--------------------------------------------------------------------------------

 36 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2007.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The Fund's investments are held by the trusts and serve as collateral in short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at May 31, 2007, are presented in the "Investments in Securities." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2007, the short-term floating rate notes outstanding were as follows:

     MARKET VALUE    SHORT-TERM
     OF MUNICIPAL   FLOATING RATE
      BONDS HELD        NOTES          RANGE OF
       IN TRUST      OUTSTANDING    INTEREST RATES
--------------------------------------------------
     $75,946,158     $39,285,000    3.75% - 3.83%

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  37

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

 38 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2007, there were no expenses incurred for these particular items.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  39

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class Y. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets for this service attributable to Class Y shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for Class Y. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------

 40 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $157,629 for Class A, $18,507 for Class B and $773 for Class C for the six months ended May 31, 2007.

For the six months ended May 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), such that net expenses were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B and Class C were $87,695, $4,684 and $675, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y of the Fund's average daily net assets.

During the six months ended May 31, 2007, the Fund's custodian and transfer agency fees were reduced by $42,400 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $196,804,493 and $252,917,416, respectively, for the six months ended May 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                           SIX MONTHS ENDED MAY 31, 2007
                                   CLASS A       CLASS B       CLASS C     CLASS Y
----------------------------------------------------------------------------------
Sold                               9,227,586       205,749       54,773       --
Issued for reinvested
 distributions                     2,657,045       126,719       21,043       --
Redeemed                         (24,060,100)   (1,578,727)    (379,793)      --
----------------------------------------------------------------------------------
Net increase (decrease)          (12,175,469)   (1,246,259)    (303,977)      --
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  41

                                             YEAR ENDED NOV. 30, 2006
                                   CLASS A       CLASS B       CLASS C     CLASS Y
----------------------------------------------------------------------------------
Sold                              11,311,568       548,998      172,428       --
Fund merger                       75,176,582     8,575,264    1,267,341      365
Issued for reinvested
 distributions                     5,678,105       290,725       47,812       --
Redeemed                         (46,378,558)   (5,929,767)    (801,270)      --
----------------------------------------------------------------------------------
Net increase (decrease)           45,787,697     3,485,220      686,311      365
----------------------------------------------------------------------------------

5. INTEREST RATE FUTURES CONTRACTS

At May 31, 2007, investments in securities included securities valued at $769,051 that were pledged as collateral to cover initial margin deposits on 367 open sale contracts. The notional market value of the open sale contracts at May 31, 2007 was $39,045,346 with a net unrealized gain of $824,288. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended May 31, 2007.

7. FUND MERGER

At the close of business on March 10, 2006, RiverSource Tax-Exempt Bond Fund acquired the assets and assumed the identified liabilities of RiverSource Insured Tax-Exempt Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Tax-Exempt Bond Fund immediately before the acquisition were $605,261,453 and the combined net assets immediately after the acquisition were $931,081,100.

The merger was accomplished by a tax-free exchange of 61,157,704 shares of the RiverSource Insured Tax-Exempt Fund valued at $325,819,647.

--------------------------------------------------------------------------------

 42 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

In exchange for the RiverSource Insured Tax-Exempt Fund shares and net assets, RiverSource Tax-Exempt Bond Fund issued the following number of shares:

                                                                  SHARES
--------------------------------------------------------------------------
Class A                                                         75,176,582
Class B                                                          8,575,264
Class C                                                          1,267,341
Class Y                                                                365
--------------------------------------------------------------------------

RiverSource Insured Tax-Exempt Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment loss.

                        TOTAL NET                      UNREALIZED    ACCUMULATED NET   UNDISTRIBUTED NET
                          ASSETS      CAPITAL STOCK   APPRECIATION    REALIZED LOSS     INVESTMENT LOSS
--------------------------------------------------------------------------------------------------------
RiverSource Insured
 Tax-Exempt Fund       $325,819,647   $320,972,784     $4,867,047       $(18,264)           $(1,920)
--------------------------------------------------------------------------------------------------------

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $2,385,866 at Nov. 30, 2006, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  43

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 44 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  45

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,    2007(H)              2006              2005              2004              2003
Net asset value, beginning of
  period                          $3.90             $3.84             $3.89             $4.10             $4.05
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)        .07               .14               .14               .14               .15
Net gains (losses) (both
 realized and unrealized)          (.08)              .08              (.02)             (.01)              .08
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.01)              .22               .12               .13               .23
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.07)             (.14)             (.14)             (.14)             (.15)
Distributions from realized
 gains                               --              (.02)             (.03)             (.20)             (.03)
---------------------------------------------------------------------------------------------------------------
Total distributions                (.07)             (.16)             (.17)             (.34)             (.18)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $3.82             $3.90             $3.84             $3.89             $4.10
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $727              $788              $601              $674              $777
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, excluding
 interest and fee expense(b)       .79%(c),(d)       .79%(c)           .82%(c)           .82%              .82%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, including
 interest and fee expense(e)       .94%(c),(d)       .91%(c)           .90%(c)           .85%              .88%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 3.83%(d)          3.70%             3.55%             3.55%             3.78%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                        25%               32%               29%               21%               92%
---------------------------------------------------------------------------------------------------------------
Total return(f)                   (.16%)(g)         5.83%             3.06%             3.33%             5.91%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.81% excluding interest and fee expense and 0.96% including interest and fee expense for the six months ended May 31, 2007 and 0.83% and 0.83% excluding interest and fee expense and 0.95% and 0.91% including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,   2007(H)               2006              2005              2004              2003
Net asset value, beginning of
 period                           $3.90             $3.84             $3.89             $4.10             $4.06
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .06               .11               .11               .11               .12
Net gains (losses) (both
 realized and unrealized)          (.08)              .08              (.02)             (.01)              .07
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.02)              .19               .09               .10               .19
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.06)             (.11)             (.11)             (.11)             (.12)
Distributions from realized
 gains                               --              (.02)             (.03)             (.20)             (.03)
---------------------------------------------------------------------------------------------------------------
Total distributions                (.06)             (.13)             (.14)             (.31)             (.15)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $3.82             $3.90             $3.84             $3.89             $4.10
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $37               $43               $29               $36               $50
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, excluding
 interest and fee expense(b)      1.54%(c),(d)      1.55%(c)          1.58%(c)          1.58%             1.58%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, including
 interest and fee expense(e)      1.69%(c),(d)      1.67%(c)          1.66%(c)          1.61%             1.64%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 3.08%(d)          2.93%             2.78%             2.80%             3.02%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                        25%               32%               29%               21%               92%
---------------------------------------------------------------------------------------------------------------
Total return(f)                   (.54%)(g)         5.03%             2.29%             2.55%             4.85%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, annual ratios of expenses for Class B would have been 1.56% excluding interest and fee expense and 1.71% including interest and fee expense for the six months ended May 31, 2007 and 1.58% and 1.59% excluding interest and fee expense and 1.70% and 1.67% including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  47

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,   2007(H)               2006              2005              2004              2003
Net asset value, beginning of
 period                           $3.90             $3.84             $3.89             $4.10             $4.06
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .06               .11               .11               .11               .12
Net gains (losses) (both
 realized and unrealized)          (.07)              .08              (.02)             (.01)              .07
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.01)              .19               .09               .10               .19
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.06)             (.11)             (.11)             (.11)             (.12)
Distributions from realized
 gains                               --              (.02)             (.03)             (.20)             (.03)
---------------------------------------------------------------------------------------------------------------
Total distributions                (.06)             (.13)             (.14)             (.31)             (.15)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $3.83             $3.90             $3.84             $3.89             $4.10
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $5                $7                $4                $5                $6
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, excluding
 interest and fee expense(b)      1.54%(c),(d)      1.55%(c)          1.59%(c)          1.58%             1.59%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, including
 interest and fee expense(e)      1.69%(c),(d)      1.67%(c)          1.67%(c)          1.61%             1.65%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 3.07%(d)          2.93%             2.78%             2.80%             3.01%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                        25%               32%               29%               21%               92%
---------------------------------------------------------------------------------------------------------------
Total return(f)                   (.28%)(g)         5.03%             2.29%             2.55%             4.84%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, annual ratios of expenses for Class C would have been 1.56% excluding interest and fee expense and 1.71% including interest and fee expense for the six months ended May 31, 2007 and 1.58% and 1.60% excluding interest and fee expense and 1.70% and 1.68% including interest and fee expense, for the years ended Nov. 30, 2006 and 2005, respectively.
(d)  Adjusted to an annual basis.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,   2007(H)               2006              2005              2004              2003
Net asset value, beginning of
 period                           $3.90             $3.84             $3.89             $4.10             $4.06
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .08               .15               .15               .15               .16
Net gains (losses) (both
 realized and unrealized)          (.07)              .07              (.02)             (.01)              .07
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .01               .22               .13               .14               .23
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.08)             (.14)             (.15)             (.15)             (.16)
Distributions from realized
 gains                               --              (.02)             (.03)             (.20)             (.03)
---------------------------------------------------------------------------------------------------------------
Total distributions                (.08)             (.16)             (.18)             (.35)             (.19)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $3.83             $3.90             $3.84             $3.89             $4.10
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--               $--               $--               $--
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, excluding
 interest and fee expense(b)       .60%(c)           .64%              .66%(d)           .66%              .66%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets, including
 interest and fee expense(e)       .75%(c)           .76%              .74%(d)           .69%              .72%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 4.00%(c)          3.85%             3.62%             3.66%             3.89%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                        25%               32%               29%               21%               92%
---------------------------------------------------------------------------------------------------------------
Total return(f)                    .16%(g)          5.96%             3.19%             3.45%             5.74%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c)  Adjusted to an annual basis.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.68% excluding interest and fee expense and 0.76% including interest and fee expense, for the year ended Nov. 30, 2005.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended May 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

 50 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT  51

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 52 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 SEMIANNUAL REPORT

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     RIVERSOURCE(R) TAX-EXEMPT BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc. and Ameriprise Financial
                                        Services, Inc., Members NASD, and managed by
                                        RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS LOGO)   are part of Ameriprise Financial, Inc.                             S-6315 X (7/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Tax-Exempt Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 3, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 3, 2007